Shareholder Fees - AIG Government Money Market Fund	Apr. 30, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

[1]	A contingent deferred sales charge (“CDSC”) on Class A shares will apply only if: (i) the original purchase was Class A shares of another AIG fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within one year from the original purchase date.